SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS
21.	SUBSEQUENT EVENTS

On February 8, 2012, the Company received a government subsidy for the cloud computing and open service platform project at the amount of RMB150 million (US$23.83 million), part of the total amount to be granted at RMB400 million (US$63.55 million). The subsidy is recognized as a liability when received and will be released to other operating income when certain conditions are met.